11. INCOME TAXES: Schedule of Income Tax Reconciliation (Tables)	12 Months Ended
Jan. 31, 2023
Tables/Schedules
Schedule of Income Tax Reconciliation

	2023	2022	2021

Loss before income taxes	$(903,039)	$(34,405,463)	$(643,227)
Canadian statutory income tax rate	27.0%	27.0%	27.0%
Computed “expected” income tax expense	(243,821)	(9,289,475)	(173,671)

Differences resulting from:
Option based payments	116,882	1,117,423	59,722
Other items	1,939	3,052	1,949
Increase/(decrease) in deferred tax assets not recognized	125,000	8,169,000	112,000

Provision for income tax expense	$-	$-	$-